united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value

	COMMON STOCK - 95.1%
	AEROSPACE/DEFENSE - 2.0%
4,000	Boeing Co. ^	$ 519,920

	AGRICULTURE - 1.9%
6,000	Philip Morris International, Inc. ^	488,700

	AUTO MANUFACTURER - 1.1%
8,000	General Motors Co. ^	279,280

	BANKS - 8.9%
15,000	BB&T Corp. ^	583,350
12,000	Deutsche Bank AG ^	360,240
8,000	J.P. Morgan Chase & Co. ^	500,640
8,000	US Bancorp ^	359,600
9,000	Wells Fargo & Co. ^	493,380
		2,297,210
	BEVERAGES - 1.0%
6,000	Coca-Cola Co. ^	253,320

	CHEMICALS - 1.9%
3,600	Du Pont (EI) De Nemours & Co. ^	266,184
6,000	Potash Corp. of Saskatchewan, Inc. ^	211,920
		478,104
	COMPUTERS - 8.3%
12,000	Apple, Inc. ^	1,324,560
5,000	International Business Machines Corp. ^	802,200
		2,126,760
	COSMETICS/PERSONAL CARE - 0.5%
1,500	Procter & Gamble Co. ^	136,635

	DIVERSIFIED FINANCIAL SERVICES- 1.1%
800	BlackRock, Inc. - Cl. A ^	286,048

	ELECTRIC - 4.7%
4,000	Duke Energy Corp. ^	334,160
12,000	Exelon Corp. ^	444,960
4,000	NextEra Energy, Inc. ^	425,160
		1,204,280
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
5000	Emerson Electric Co. ^	308,650

	ELECTRONICS - 2.3%
14000	Corning, Inc. ^	321,020
2,600	Honeywell International, Inc. ^	259,792
		580,812
	ENGINEERING & CONSTRUCTION - 0.7%
8,200	ABB Ltd. - ADR ^	173,430

	FOOD - 4.9%
3,000	General Mills, Inc.	159,990
2,500	Hershey Co. ^	259,825
2,500	Kraft Foods Group, Inc. ^	156,650
3,000	Mondelez International, Inc. - Cl. A ^	108,975
10,000	Sysco Corp. ^	396,900
3,400	Whole Foods Market, Inc. ^	171,428
		1,253,768
	HEALTH CARE SERVICES - 1.3%
5000	Quest Diagnostics, Inc. ^	335,300

	INSURANCE - 2.6%
5000	Aflac, Inc.	305,450
4,000	Prudential Financial, Inc.	361,840
		667,290
	IRON/STEEL - 1.9%
60,000	Vale SA - ADR ^	490,800

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares		Value

	MEDIA - 2.8%
14,000	Cablevision Systems Corp. - Cl. A ^	$ 288,960
8,000	CBS Corp. - Cl B ^	442,720
		731,680
	MINING - 3.1%
9,600	BHP Billiton LTD - ADR ^	454,272
15,000	Freeport-McMoRan Copper & Gold, Inc. ^	350,400
		804,672
	MISCELLANEOUS MANUFACTURING - 2.0%
20,000	General Electric Co. ^	505,400

	OIL & GAS - 12.2%
11,000	BP PLC - ADR ^	419,320
2,160	California Resources Corp. *	11,902
4,000	Chevron Corp. ^	448,720
12,000	Ensco PLC - Cl. A ^	359,400
8,500	Exxon Mobil Corp. ^	785,825
5,400	Occidental Petroleum Corp. ^	435,294
16,000	Transocean Ltd. ^	293,280
8,000	Valero Energy Corp. ^	396,000
		3,149,741
	PHARMACEUTICALS - 11.2%
9,000	Abbott Laboratories ^	405,180
4,000	AbbVie, Inc. ^	261,760
6,000	Bristol-Myers Squibb Co. ^	354,180
4,000	Eli Lilly & Co. ^	275,960
5,000	Johnson & Johnson ^	522,850
10,000	Merck & Co., Inc. ^	567,900
16,000	Pfizer, Inc. ^	498,400
		2,886,230
	REITS - 1.0%
3,400	Crown Castle International ^	267,580
61	Iron Mountain, Inc.	2,358
		269,938
	RETAIL - 5.5%
1,000	Best Buy Co., Inc. ^	38,980
11,000	GameStop Corp. - Cl A ^	371,800
4,000	McDonald's Corp. ^	374,800
1,500	Nordstrom, Inc. ^	119,085
3,000	Walgreens Boots Alliance, Inc. ^	228,600
4,000	Yum! Brands Inc. ^	291,400
		1,424,665
	SEMICONDUCTORS - 3.1%
12,000	Intel Corp. ^	435,480
5,000	QUALCOMM, Inc. ^	371,650
		807,130
	SOFTWARE - 2.7%
8,000	Microsoft Corp. ^	371,600
7,000	Paychex, Inc. ^	323,190
		694,790
	TELECOMMUNICATIONS - 4.7%
15,400	AT&T, Inc. ^	517,286
8,000	Cisco Systems, Inc. ^	222,520
10,000	Verizon Communications, Inc. ^	467,800
		1,207,606
	TOYS/GAMES/HOBBIES - 0.5%
4,500	Mattel, Inc. ^	139,252

	TOTAL COMMON STOCK	24,501,411
	(Cost - $26,364,093)

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares		Value

	SHORT-TERM INVESTMENT - 5.4%
	MONEY MARKET FUND - 5.4%
1,393,452	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.04% +	$ 1,393,452
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $1,393,452)

	TOTAL INVESTMENTS - 100.5% (Cost - $27,601,016) (a)	$ 25,894,863
	CALL OPTIONS WRITTEN (Premiums Recieved - $223,380) - (0.7) %	(191,716)
	OTHER ASSETS LESS LIABILITIES - 0.2%	51,741
	NET ASSETS - 100.0%	$ 25,754,888

Contracts **		Value

	CALL OPTIONS WRITTEN - (0.7) %
41	ABB Ltd. - ADR	$ 205
	Expiration January 2015, Exercise Price $22.00
45	Abbott Laboratories	1,575
	Expiration January 2015, Exercise Price $46.00
20	AbbVie, Inc.	1,400
	Expiration January 2015, Exercise Price $67.50
60	Apple, Inc.	4,440
	Expiration January 2015, Exercise Price $115.00
77	AT&T, Inc.	1,155
	Expiration January 2015, Exercise Price $34.00
75	BB&T Corp.	9,750
	Expiration January 2015, Exercise Price $38.00
10	Best Buy Co., Inc.	2,090
	Expiration January 2015, Exercise Price $39.00
24	BHP Billiton LTD - ADR	768
	Expiration January 2015, Exercise Price $50.00
4	Blackrock, Inc.	2,440
	Expiration January 2015, Exercise Price $360.00
20	Boeing Co.	4,060
	Expiration January 2015, Exercise Price $130.00
40	BP PLC - ADR	800
	Expiration January 2015, Exercise Price $40.00
30	Bristol-Myers Squibb Co.	840
	Expiration January 2015, Exercise Price $62.50
35	Cablevision Systems Corp. - Cl. A	4,025
	Expiration January 2015, Exercise Price $21.00
35	Cablevision Systems Corp. - Cl. A	1,295
	Expiration January 2015, Exercise Price $20.00
50	CBS Corp. - Cl. B	8,200
	Expiration January 2015, Exercise Price $55.00
20	Chevron Corp.	1,860
	Expiration January 2015, Exercise Price $115.00
40	Cisco Systems, Inc.	1,040
	Expiration January 2015, Exercise Price $28.00
30	Coca-Cola Co.	1,380
	Expiration January 2015, Exercise Price $42.50
20	Corning, Inc.	1,370
	Expiration January 2015, Exercise Price $22.50
50	Corning, Inc.	1,800
	Expiration January 2015, Exercise Price $23.00
17	Crown Castle International	3,995
	Expiration January 2015, Exercise Price $77.50
60	Deutsche Bank AG	2,400
	Expiration January 2015, Exercise Price $31.00
30	Duke Energy Corp.	6,450
	Expiration January 2015, Exercise Price $82.50
18	Du Pont (EI) De Nemours & Co.	1,566
	Expiration January 2015, Exercise Price $75.00
20	Eli Lilly & Co.	580
	Expiration January 2015, Exercise Price $72.50

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Contracts **		Value

	CALL OPTIONS WRITTEN - (0.7) % (Continued)
25	Emerson Electric Co.	$ 2,125
	Expiration January 2015, Exercise Price $62.50
30	Ensco PLC	870
	Expiration January 2015, Exercise Price $33.00
60	Exelon Corp.	2,100
	Expiration January 2015, Exercise Price $38.00
35	Exxon Mobil Corp.	2,450
	Expiration January 2015, Exercise Price $95.00
30	Freeport-McMoran Copper & Gold, Inc.	1,800
	Expiration January 2015, Exercise Price $23.50
50	GameStop Corp.	8,600
	Expiration January 2015, Exercise Price $34.00
100	General Electric Co.	1,000
	Expiration January 2015, Exercise Price $26.00
40	General Motors Co.	8,680
	Expiration January 20154, Exercise Price $33.00
10	Hershey Co.	1,070
	Expiration January 2015, Exercise Price $105.00
13	Honeywell International, Inc.	1,846
	Expiration January 2015, Exercise Price $100.00
20	International Business Machines Corp.	5,300
	Expiration January 2015, Exercise Price $160.00
60	Intel Corp.	3,660
	Expiration January 2015, Exercise Price $37.00
15	Johnson & Johnson	1,965
	Expiration January 2015, Exercise Price $105.00
10	Johnson & Johnson	950
	Expiration January 2015, Exercise Price $106.00
40	J.P. Morgan Chase & Co.	4,000
	Expiration January 2015, Exercise Price $62.50
25	Kraft Foods Group, Inc.	2,875
	Expiration January 2015, Exercise Price $62.50
25	Mattel, Inc.	3,125
	Expiration January 2015, Exercise Price $30.00
20	McDonalds Corp.	5,040
	Expiration January 2015, Exercise Price $92.50
50	Merck & Co., Inc.	650
	Expiration January 2015, Exercise Price $60.00
40	Microsoft Corp.	960
	Expiration January 2015, Exercise Price $48.00
15	Mondelez International, Inc. - Cl. A	255
	Expiration January 2015, Exercise Price $38.00
20	Nextera Energy, Inc.	7,200
	Expiration January 2015, Exercise Price $105.00
15	Nordstrom, Inc.	4,275
	Expiration January 2015, Exercise Price $77.50
27	Occidental Petroleum Corp.	999
	Expiration January 2015, Exercise Price $85.00
35	Paychex, Inc.	2,450
	Expiration January 2015, Exercise Price $46.00
80	Pfizer, Inc.	1,280
	Expiration January 2015, Exercise Price $32.00
30	Philip Morris International, Inc.	2,160
	Expiration January 2015, Exercise Price $82.50
30	Potash Corp. of Saskatchewan, Inc.	1,110
	Expiration January 2015, Exercise Price $36.00
15	Procter & Gamble Co.	660
	Expiration January 2015, Exercise Price $92.50
20	Prudential Financial, Inc.	4,260
	Expiration January 2015, Exercise Price $90.00
25	Qualcomm, Inc.	2,250
	Expiration January 2015, Exercise Price $75.00
25	Quest Diagnostics, Inc.	6,500
	Expiration January 2015, Exercise Price $65.00

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Contracts **		Value

	CALL OPTIONS WRITTEN - (0.7) % (Continued)
50	Sysco Corp.	$ 2,350
	Expiration January 2015, Exercise Price $40.00
40	Transocean Ltd.	2,000
	Expiration January 2015, Exercise Price $19.50
40	US Bancorp	2,720
	Expiration January 2015, Exercise Price $45.00
200	Vale SA - ADR	7,800
	Expiration January 2015, Exercise Price $8.00
40	Valero Energy Corp.	4,000
	Expiration January 20154, Exercise Price $50.00
50	Verizon Communications, Inc.	1,750
	Expiration January 2015, Exercise Price $47.00
15	Walgreens Boots Alliance, Inc.	3,270
	Expiration January 2015, Exercise Price $75.00
45	Wells Fargo & Co.	3,780
	Expiration January 2015, Exercise Price $55.00
17	Whole Foods Market, Inc.	2,737
	Expiration January 2015, Exercise Price $49.50
20	Yum! Brands, Inc.	3,360
	Expiration January 2015, Exercise Price $72.00
	TOTAL CALL OPTIONS WRITTEN	191,716
	(Premiums Recieved - $223,380)

ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts
+ Variable rate security - interest rate is as of December 31, 2014.
^ Each security is subject to written call options.
* Non-income producing security.
** Each call option contract allows the holder of the option to purchase 100 shares of the underlying stock.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $27,535,619 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 329,747
	Unrealized depreciation	(2,162,219)
	Net unrealized depreciation	$ (1,832,472)

Security Valuation – The Fund’s securities are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Fair Valuation Process – The team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 24,501,411	$ -	$ -	$ 24,501,411
Money Market Funds	1,393,452	-	-	1,393,452
Total	$ 25,894,863	$ -	$ -	$ 25,894,863
Liabilities
Options Written	$ 191,716	$ -	$ -	$ 191,716
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/26/15

By

*/s/ Brian Curley

Brian Curley, Treasurer

Date 2/26/15